Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 1,684,359	¥ 1,219,735
Total gains (losses) for the period included in earnings, Assets	142,283	106,083
Total gains (losses) for the period included in other comprehensive income, Assets	22,966	45,565
Purchases, Assets	734,536	604,609
Issues, Assets	(355)	(334)
Sales, Assets	(2,100)	(23,902)
Settlements, Assets	(160,381)	(181,103)
Transfers into Level 3, Assets	10,442	26,976
Transfers out of Level 3, Assets	(55,746)	(26,116)
Level 3 assets, Ending balance	2,376,004	1,771,513
Change in unrealized gains (losses) for assets still held at period end	154,646	141,791
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	141,867	16,463
Total gains (losses) for the period included in earnings, Liabilities	(24,475)	54,070
Total gains (losses) for the period included in other comprehensive income, Liabilities	(5,791)	(10,269)
Purchases, Liabilities	0	0
Issues, Liabilities	28,133	128,122
Sales, Liabilities	0	0
Settlements, Liabilities	(54,619)	(19,043)
Transfers into Level 3, Liabilities	5,147	116,892
Transfers out of Level 3, Liabilities	(48,605)	(3,554)
Level 3 liabilities, Ending balance	102,189	195,079
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(6,980)	58,483
Discontinued operations, held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		76,918
Total gains (losses) for the period included in earnings, Assets		3,928
Total gains (losses) for the period included in other comprehensive income, Assets		13,071
Purchases, Assets		1,120
Issues, Assets		0
Sales, Assets		(1,158)
Settlements, Assets		(9,254)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		84,625
Change in unrealized gains (losses) for assets still held at period end		15,113
Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	68,204	0
Total gains (losses) for the period included in earnings, Liabilities	0	0
Total gains (losses) for the period included in other comprehensive income, Liabilities	0	0
Purchases, Liabilities	0	0
Issues, Liabilities	5,053	73,595
Sales, Liabilities	0	0
Settlements, Liabilities	0	0
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	0	0
Level 3 liabilities, Ending balance	73,257	73,595
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	0	0
Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	73,663	16,463
Total gains (losses) for the period included in earnings, Liabilities	(24,475)	54,070
Total gains (losses) for the period included in other comprehensive income, Liabilities	(5,791)	(10,269)
Purchases, Liabilities	0	0
Issues, Liabilities	23,080	54,527
Sales, Liabilities	0	0
Settlements, Liabilities	(54,619)	(19,043)
Transfers into Level 3, Liabilities	5,147	116,892
Transfers out of Level 3, Liabilities	(48,605)	(3,554)
Level 3 liabilities, Ending balance	28,932	121,484
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(6,980)	58,483
Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,182,319	797,997
Total gains (losses) for the period included in earnings, Assets	149,674	125,172
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	494,881	333,302
Issues, Assets	0	0
Sales, Assets	(626)	(21,408)
Settlements, Assets	(9,895)	(9,255)
Transfers into Level 3, Assets	145	0
Transfers out of Level 3, Assets	0	(877)
Level 3 assets, Ending balance	1,816,498	1,224,931
Change in unrealized gains (losses) for assets still held at period end	148,307	121,950
Trading account, debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,168	1,711
Total gains (losses) for the period included in earnings, Assets	122	57
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	7	5,712
Issues, Assets	0	0
Sales, Assets	(7)	(5,765)
Settlements, Assets	(1,140)	(250)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(194)
Level 3 assets, Ending balance	150	1,271
Change in unrealized gains (losses) for assets still held at period end	(1)	5
Trading account, debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		683
Total gains (losses) for the period included in earnings, Assets		0
Total gains (losses) for the period included in other comprehensive income, Assets		0
Purchases, Assets		0
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		0
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		(683)
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) for assets still held at period end		0
Trading account, debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	668,911	315,231
Total gains (losses) for the period included in earnings, Assets	108,122	72,667
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	345,917	324,375
Issues, Assets	0	0
Sales, Assets	0	(15,636)
Settlements, Assets	(4,191)	(259)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	1,118,759	696,378
Change in unrealized gains (losses) for assets still held at period end	107,898	71,580
Trading account, debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	334,124	313,166
Total gains (losses) for the period included in earnings, Assets	42,225	44,986
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	141,000	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	517,349	358,152
Change in unrealized gains (losses) for assets still held at period end	42,225	44,986
Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	178,116	167,206
Total gains (losses) for the period included in earnings, Assets	(795)	7,462
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	7,957	3,215
Issues, Assets	0	0
Sales, Assets	(619)	(7)
Settlements, Assets	(4,564)	(8,746)
Transfers into Level 3, Assets	145	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	180,240	169,130
Change in unrealized gains (losses) for assets still held at period end	(1,815)	5,379
Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	81,096	71,089
Total gains (losses) for the period included in earnings, Assets	(12,416)	(24,159)
Total gains (losses) for the period included in other comprehensive income, Assets	1,836	1,775
Purchases, Assets	4	612
Issues, Assets	(355)	(334)
Sales, Assets	0	0
Settlements, Assets	(10,117)	(19,889)
Transfers into Level 3, Assets	10,271	20,791
Transfers out of Level 3, Assets	(55,284)	(25,003)
Level 3 assets, Ending balance	15,035	24,882
Change in unrealized gains (losses) for assets still held at period end	(14,426)	(21,160)
Trading derivatives—net | Interest rate contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	48,629	37,493
Total gains (losses) for the period included in earnings, Assets	(16,890)	(39,744)
Total gains (losses) for the period included in other comprehensive income, Assets	(1,036)	30
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	1,267	(1,901)
Transfers into Level 3, Assets	10,595	20,612
Transfers out of Level 3, Assets	(53,445)	(25,017)
Level 3 assets, Ending balance	(10,880)	(8,527)
Change in unrealized gains (losses) for assets still held at period end	(18,757)	(33,999)
Trading derivatives—net | Foreign exchange contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	11,345	7,463
Total gains (losses) for the period included in earnings, Assets	(2,797)	3,509
Total gains (losses) for the period included in other comprehensive income, Assets	999	392
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	417	(4,200)
Transfers into Level 3, Assets	(324)	179
Transfers out of Level 3, Assets	59	56
Level 3 assets, Ending balance	9,699	7,399
Change in unrealized gains (losses) for assets still held at period end	(2,220)	1,705
Trading derivatives—net | Equity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	16,928	23,420
Total gains (losses) for the period included in earnings, Assets	8,065	10,723
Total gains (losses) for the period included in other comprehensive income, Assets	1,874	1,355
Purchases, Assets	4	19
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(11,696)	(13,639)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(116)	(42)
Level 3 assets, Ending balance	15,059	21,836
Change in unrealized gains (losses) for assets still held at period end	7,327	9,785
Trading derivatives—net | Commodity contracts—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	91	(45)
Total gains (losses) for the period included in earnings, Assets	(128)	26
Total gains (losses) for the period included in other comprehensive income, Assets	(1)	(2)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(6)	(5)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(44)	(26)
Change in unrealized gains (losses) for assets still held at period end	(128)	27
Trading derivatives—net | Credit derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	3,739	2,729
Total gains (losses) for the period included in earnings, Assets	(661)	1,236
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(99)	(144)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(1,782)	0
Level 3 assets, Ending balance	1,197	3,821
Change in unrealized gains (losses) for assets still held at period end	(648)	1,232
Trading derivatives—net | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	364	29
Total gains (losses) for the period included in earnings, Assets	(5)	91
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	593
Issues, Assets	(355)	(334)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	4	379
Change in unrealized gains (losses) for assets still held at period end	0	90
Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	253,932	212,936
Total gains (losses) for the period included in earnings, Assets	1,677	(1,096)
Total gains (losses) for the period included in other comprehensive income, Assets	20,568	30,227
Purchases, Assets	205,826	170,610
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(140,321)	(141,788)
Transfers into Level 3, Assets	26	1,405
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	341,708	272,294
Change in unrealized gains (losses) for assets still held at period end	18,299	23,794
Available-for-sale debt securities | Discontinued operations, held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		65,262
Total gains (losses) for the period included in earnings, Assets		(1,261)
Total gains (losses) for the period included in other comprehensive income, Assets		10,114
Purchases, Assets		93
Issues, Assets		0
Sales, Assets		(1,158)
Settlements, Assets		(9,254)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		63,796
Change in unrealized gains (losses) for assets still held at period end		7,456
Available-for-sale debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		11,890
Total gains (losses) for the period included in earnings, Assets		0
Total gains (losses) for the period included in other comprehensive income, Assets		(925)
Purchases, Assets		128
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		(11,093)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) for assets still held at period end		0
Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,970	3,089
Total gains (losses) for the period included in earnings, Assets	(2)	(42)
Total gains (losses) for the period included in other comprehensive income, Assets	203	210
Purchases, Assets	0	1,824
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(4)	(57)
Transfers into Level 3, Assets	26	1,255
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,193	6,279
Change in unrealized gains (losses) for assets still held at period end	201	165
Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) for assets still held at period end	0	0
Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	182,938	124,379
Total gains (losses) for the period included in earnings, Assets	1,597	(1,125)
Total gains (losses) for the period included in other comprehensive income, Assets	15,841	21,490
Purchases, Assets	205,611	168,312
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(133,267)	(130,638)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	272,720	182,418
Change in unrealized gains (losses) for assets still held at period end	13,492	14,106
Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	69,009	73,563
Total gains (losses) for the period included in earnings, Assets	82	71
Total gains (losses) for the period included in other comprehensive income, Assets	4,524	9,452
Purchases, Assets	215	346
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(7,050)	0
Transfers into Level 3, Assets	0	150
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	66,780	83,582
Change in unrealized gains (losses) for assets still held at period end	4,606	9,523
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	74,761	55,883
Total gains (losses) for the period included in earnings, Assets	3,385	1,881
Total gains (losses) for the period included in other comprehensive income, Assets	408	495
Purchases, Assets	5,870	9,884
Issues, Assets	0	0
Sales, Assets	(1,474)	(1,336)
Settlements, Assets	0	(806)
Transfers into Level 3, Assets	0	2,855
Transfers out of Level 3, Assets	(462)	(236)
Level 3 assets, Ending balance	82,488	68,620
Change in unrealized gains (losses) for assets still held at period end	2,503	1,737
Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	74,761	55,883
Total gains (losses) for the period included in earnings, Assets	3,385	1,881
Total gains (losses) for the period included in other comprehensive income, Assets	408	495
Purchases, Assets	5,870	9,884
Issues, Assets	0	0
Sales, Assets	(1,474)	(1,336)
Settlements, Assets	0	(806)
Transfers into Level 3, Assets	0	2,855
Transfers out of Level 3, Assets	(462)	(236)
Level 3 assets, Ending balance	82,488	68,620
Change in unrealized gains (losses) for assets still held at period end	2,503	1,737
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	92,251	4,912
Total gains (losses) for the period included in earnings, Assets	(37)	357
Total gains (losses) for the period included in other comprehensive income, Assets	154	(3)
Purchases, Assets	27,955	89,081
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(48)	(111)
Transfers into Level 3, Assets	0	1,925
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	120,275	96,161
Change in unrealized gains (losses) for assets still held at period end	¥ (37)	357
Other | Discontinued operations, held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance		11,656
Total gains (losses) for the period included in earnings, Assets		5,189
Total gains (losses) for the period included in other comprehensive income, Assets		2,957
Purchases, Assets		1,027
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		0
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		20,829
Change in unrealized gains (losses) for assets still held at period end		¥ 7,657